Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Basis of presentation	Basis of presentation The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Principles of consolidation

Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All significant intercompany transactions and balances between the Company and its subsidiaries are eliminated upon consolidation.

Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power; or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors.

The accompanying consolidated financial statements reflect the activities of the Company and each of the following entities:

Name	Background		Ownership
MingZhu Investment Limited (“MingZhu BVI”)	● ● ●	A British Virgin Islands company Incorporated on January 15, 2018 A holding company	100% owned by MingZhu Cayman

YGMZ (Hong Kong) Limited (“MingZhu HK”)	● ● ●	A Hong Kong company Incorporated on February 2, 2018 A holding company	100% owned by MingZhu BVI

Shenzhen Yangang Mingzhu Freight Industry Co., Ltd (“MingZhu” or “Mingzhu”)	● ● ●	A PRC limited liability company Incorporated on July 10, 2002 Providing trucking services	100% owned by MingZhu HK

Shenzhen Yangang Mingzhu Supply Chain Management Co., Ltd (“MingZhu Management”)	● ● ●	A PRC limited liability company Incorporated on September 5, 2018 Transportation and supply chain management services	100% owned by MingZhu HK

Shenzhen Pengcheng Shengshi Logistics Co., Ltd (“MingZhu Pengcheng”)	● ● ●	A PRC limited liability company Incorporated on April 7, 2010 Providing trucking services	100% owned by MingZhu

Cheyi (BVI) Limited (“Cheyi BVI”)	● ● ●	A British Virgin Islands company Incorporated on September 29, 2021 A holding company	100% owned by MingZhu Cayman

Cheyi (Hong Kong) Limited (“Cheyi HK”)	● ● ●	A Hong Kong company Incorporated on October 22, 2021 A holding company	100% owned by Cheyi BVI

Ningbo Cheyi Corporate Information Consulting Co., Ltd. (“Cheyi WFOE”)	● ● ●	A PRC limited liability company Incorporated on November 2, 2021 A holding company	100% owned by Cheyi HK

Zhejiang Cheyi Network Technology Co., Ltd. (“Cheyi”)	● ● ●	A PRC limited liability company Incorporated on December 10, 2015 An integrated online car-hailing and driver management services company	100% owned by Cheyi WFOE

Use of estimates and assumptions

Use of estimates and assumptions

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses during the periods presented. Significant accounting estimates reflected in the Company’s consolidated financial statements include the useful lives of property and equipment, impairment of long-lived assets, the fair value of the reporting unit for the goodwill impairment test, allowance for doubtful accounts, provision for contingent liabilities, revenue recognition, deferred taxes and uncertain tax position. Actual results could differ from these estimates.

Foreign currency translation and transaction

Foreign currency translation and transaction

The functional currencies of the Company are the local currency of the country in which the subsidiaries operate. The reporting currency of the Company is the United States Dollars (“U.S. dollar”). The results of operations and the consolidated statements of cash flows denominated in foreign currencies are translated at the average rates of exchange during the reporting period. Assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the applicable rates of exchange in effect at that date. The equity denominated in the functional currencies is translated at the historical rates of exchange at the time of capital contributions. Because cash flows are translated based on the average translation rates, amounts related to assets and liabilities reported on the consolidated statements of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets. Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component of accumulated other comprehensive income included in consolidated statements of changes in shareholders’ equity. Transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency in the consolidated statement of income and comprehensive income.

The functional currency of MingZhu Cayman and MingZhu BVI is U.S. dollar. The functional currency of MingZhu HK is the Hong Kong dollar (“HKD”). The Company’s subsidiaries with operations in PRC uses the local currency, Renminbi (“RMB”), as their functional currencies. An entity’s functional currency is the currency of the primary economic environment in which it operates, normally that is the currency of the environment in which the entity primarily generates and expends cash. Management’s judgment is essential to determine the functional currency by assessing various indicators, such as cash flows, sales price and market, expenses, financing and inter-company transactions and arrangements.

For the purpose of presenting the financial statements of subsidiaries using RMB as functional currency, the Company’s assets and liabilities are expressed in U.S. dollar at the exchange rate on the balance sheet date, which is 6.3726, 6.5250 and 6.9618 as of December 31, 2021, 2020 and 2019, respectively; shareholders’ equity accounts are translated at historical rates, and income and expense items are translated at the average exchange rate during the period, which is 6.4508, 6.9042 and 6.9081 for the years ended December 31, 2021, 2020 and 2019, respectively.

For the purpose of presenting the financial statements of the subsidiary using HKD as functional currency, the Company’s assets and liabilities are expressed in U.S. dollar at the exchange rate on the balance sheet date, which is 7.7996, 7.7894 and 7.7534 as of December 31, 2021, 2020 and 2019, respectively; shareholders’ equity accounts are translated at historical rates, and income and expense items are translated at the average exchange rate during the period, which is 7.7727, 7.8351 and 7.7559 for the years ended December 31, 2021, 2020 and 2019, respectively.

Cash and cash equivalents

Cash and cash equivalents

Cash comprises of cash at banks and on hand, which includes deposits with original maturities of three months or less with commercial banks in PRC. As of December 31, 2021 and 2020, cash were held in accounts at financial institutions located in the PRC‚ which is not freely convertible into foreign currencies. In addition, these balances are not covered by insurance. While management believes that these financial institutions are of high credit quality, it also continually monitors their creditworthiness. The Company and its subsidiaries have not experienced any losses in such accounts and do not believe the cash is exposed to any significant risk.

Cash equivalents included short term fixed deposit. As of December 31, 2021, the Company had a fixed deposit of $78,461 (RMB 500,000) in a bank at an annual interest rate of 1.95% with a maturity date of June 11, 2022
Restricted cash

Restricted cash

In November 2016, the FASB issued ASU No. 2016-18, Statement of Cash Flows (230): Restricted Cash. The amendments in this Update require that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. For public business entities, the amendments in this update are effective for fiscal years beginning after December 15, 2017, and interim periods within those annual periods. Earlier adoption is permitted. The amendments in this Update should be applied using a retrospective transition method to each period presented. On January 1, 2018, the Company adopted this guidance on a retrospective basis and have applied the changes to the consolidated statement of cash flows starting from the year ended December 31, 2016.

As of December 31, 2021, there was restricted cash balance of $Nil. As of December 31, 2020, there was restricted cash balance of $9.5 million which was pledged with certain bank and the maturity was more than three months.

Accounts Receivable and allowance for doubtful accounts

Accounts Receivable and allowance for doubtful accounts

Accounts receivables are stated and carried at original invoiced amount. Accounts are considered overdue after 90 days. In establishing the required allowance for doubtful accounts, management considers historical collection experience, aging of the receivables, the economic environment, industry trend analysis, and the credit history and financial conditions of the customers. Management reviews its receivables on a regular basis to determine if the bad debt allowance is adequate and adjusts the allowance when necessary. Delinquent account balances are written-off against allowance for doubtful accounts after all means of collection have been exhausted and that the likelihood of collection is not probable.

Operating supplies

Operating supplies

Operating supplies consist primarily of tires for servicing the Company’s revenue equipment. Operating supplies are recorded at the lower of cost (on a first-in, first-out basis) or net realizable value. Tires purchased as part of revenue equipment are capitalized as part of the cost of the equipment. Replacement tires are charged to expense when placed in service.

Prepayments and Deposits

Prepayments and Deposits

Prepayments are cash deposited or advanced to suppliers for purchasing goods or services that have not been received or provided and deposits made to the Company’s customers and landlord. This amount is refundable and bears no interest. Prepayment and deposit are classified as either current or non-current based on the terms of the respective agreements. These advances are unsecured and are reviewed periodically to determine whether their carrying value has become impaired.

Other receivables

Other receivables

Other receivables primarily include short-term interest-free advances made to third parties, rental receivables and receivables for disposal of equipment. Management regularly reviews the aging of receivables and changes in payment trends and records allowances when management believes collection of amounts due are at risk. Accounts considered uncollectable are written off against allowances after exhaustive efforts at collection are made.

Property and equipment, net

Property and equipment, net

Property and equipment are stated at cost net of accumulated depreciation and impairment. Depreciation is provided over the estimated useful lives of the assets using the straight-line method from the time the assets are placed in service, after considering the estimated residual value which is 5% of costs. Estimated useful lives are as follows:

Classification	Estimated Useful Life
Buildings and improvements	10 years
Computer and office equipment	3-5 years
Revenue equipment*	5 years

*	Revenue equipment are trucks and trailers only used for providing trucking services.

The cost and related accumulated depreciation of assets sold or otherwise retired are eliminated from the accounts and any gain or loss is included in the consolidated statements of income and comprehensive income. Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to earnings as incurred, while additions, renewals and betterments, which are expected to extend the useful life of assets, are capitalized. The Company also re-evaluates the periods of depreciation to determine whether subsequent events and circumstances warrant revised estimates of useful lives.

We sell and lease back certain of our revenue equipment for obtaining working capital. As a result of our continued involvement, for accounting purposes in accordance with ASC 606-10-55-68, these sale and leaseback transactions are considered a financing rather than a sale. Therefore, for purposes of our Consolidated Balance Sheets, as of December 31, 2021 and 2020, $ 2,267,248 and $51,135 was recorded to “Current portion of capital lease and financing obligations”, respectively; $200,712 and $27,989 was recorded to “Long-term portion of capital lease and financing obligations”, respectively.

Leases

Leases

The Company accounts for all significant leases as either operating or capital. At lease inception, if the lease meets any of the following four criteria, the Company will classify it as a capital lease: (a) transfer of ownership to lessee at the end of the lease term, (b) bargain purchase option, (c) lease term is equal to 75% or more of the estimated economic life of the leased property, or (d) the present value of the minimum lease payments is 90% or more of the fair value of the leased asset. Otherwise, the lease will be treated as an operating lease.

Impairment of long-lived assets

Impairment of long-lived assets

Long-lived assets, including property and equipment are reviewed for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be recoverable. The Company assesses the recoverability of the assets based on the undiscounted future cash flows the assets are expected to generate and recognize an impairment loss when estimated undiscounted future cash flows expected to result from the use of the asset plus net proceeds expected from disposition of the asset, if any, are less than the carrying value of the asset. If an impairment is identified, the Company will reduce the carrying amount of the asset to its estimated fair value based on a discounted cash flows approach or, when available and appropriate, to comparable market values. For the years ended December 31, 2021, 2020 and 2019, no impairment of long-lived assets was recognized.

Fair Value Measurement

Fair Value Measurement

The accounting standard regarding fair value of financial instruments and related fair value measurements defines financial instruments and requires disclosure of the fair value of financial instruments held by the Company.

The accounting standards define fair value, establish a three-level valuation hierarchy for disclosures of fair value measurement and enhance disclosure requirements for fair value measures. The three levels of the fair value hierarchy are as follows:

●	Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

●	Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.

●	Level 3 inputs to the valuation methodology are unobservable and significant to the fair value.

Financial instruments included in current assets and current liabilities are reported in the consolidated balance sheets at face value or cost, which approximate fair value because of the short period of time between the origination of such instruments and their expected realization and their current market rates of interest.

Interest rates that are currently available to the Company for issuance of long-term debt and capital lease with similar terms and remaining maturities are used to estimate the fair value of the Company’s long-term debt. The fair value of the Company’s long-term debt approximated the carrying value at December 31, 2021 and 2020, as the weighted average interest rate on these long-term debt approximates the market rate for similar debt.

Share subscription receivables	Share subscription receivables Share subscription receivables represent unpaid capital contribution from the Company’s shareholders.
Claims accruals

Claims accruals

With respect to cargo loss and auto liability, the Company maintains insurance coverage to protect it from certain business risks. Claims accruals represent the uninsured portion of pending claims including estimates of adverse development of known claims, plus an estimated liability for incurred but not reported claims. Upon settling claims and expenses associated with claims where it has third party coverage, the Company is generally required to initially fund payment to the claimant and seek reimbursement from the insurer.

The Company shall be responsible for any loss or damages to the goods entrusted to it or any loss or damage or personal injury happened in the course of the Company’s provision of relevant trucking services. As at the date of this report the Company maintained an adequate insurance coverage in relation to the trucking services to be delivered to its customers and third-party liability. The Company has also maintained sufficient workers’ compensation for its employees.

Revenue Recognition

Revenue Recognition

The Company elected to adopt Accounting Standards Codification (ASC) Topic 606, Revenue from Contracts with Customers (ASC 606), effective as of January 1, 2017. Accordingly, the consolidated financial statements for the years ended December 31, 2021, 2020 and 2019 are presented under ASC 606. The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The Company elected the modified retrospective method which required a cumulative adjustment to retained earnings instead of retrospectively adjusting prior periods. The adoption of ASC 606 did not have a material impact on the Company’s consolidated financial statements.

Revenues are mainly generated from provision of trucking services. For each trip, The Company has a single performance obligation, to transport its customer’s freight from a specified origin to a specified destination, with the transit period typically being less than three days.

The management have determined that revenue recognition over the transit period provides a reasonable estimate of the provision of services to its customers as its obligation is performed over the transit period. For loads picked up during the reporting period, but delivered in a subsequent reporting period, revenue is allocated to each period based on the transit time in each period as a percentage of total transit time.

The Company subcontracts certain of its trucking services and other transportation services to external transportation companies, primarily to carry out trucking services for customers with demand of irregular delivery schedules. The Company also engages subcontractors when it is under capacity assuming its master service agreements with customers allow subcontracting. Revenue is generated from the same base of customers. The Company evaluates whether its performance obligation is a promise to transfer services to the customer (as the principal) or to arrange for services to be provided by another party (as the agent) using a control model. The Company’s evaluation determined that it is in control of establishing the transaction price, managing all aspects of the shipments process and taking the risk of loss for delivery, collection, and returns. Based on its evaluation of the control model, the Company determined that all of its major businesses act as the principal rather than the agent within their revenue arrangements and such revenues are reported on a gross basis.

The Company applies the practical expedient in Topic 606 that permits the Company to not disclose the aggregate amount of transaction price allocated to performance obligations that are unsatisfied as of the end of the period as the Company’s contracts have an expected length of one year or less. The Company also applies the practical expedient in Topic 606 that permits the recognition of incremental costs of obtaining contracts as an expense when incurred if the amortization period of such costs is one year or less. These costs are included in purchased transportation costs.

The Company’s performance obligations represent the transaction price allocated to future reporting periods for freight services started but not completed at the reporting date. This includes the unbilled amounts and accrued freight costs for freight shipments in transit. As of December 31, 2021, the Company has $35,727 of unbilled amounts recorded in accounts receivable and $3,966 of accrued freight costs recorded in accounts payable. As of December 31, 2020, the Company has $1,551 of unbilled amounts recorded in accounts receivable and $1,322 of accrued freight costs recorded in accounts payable.

Disaggregated information of revenues by geographic locations are as follows:

Transportation costs

Transportation costs

The transportation costs primarily consist of fuel expenses, highway bridge expenses, insurance expenses, drivers’ wages, maintenance and repairs expenses, subcontractor fees, depreciation expenses and other expenses.

Sales and marketing expenses

Sales and marketing expenses

Sales and marketing expenses primarily include advertising costs. Advertising costs are expensed as incurred and amounted to $367,633, $50,083 and $77,615 for the years ended December 31, 2021, 2020 and 2019, respectively.

Employee benefit

Employee benefit

The full-time employees of the Company are entitled to staff welfare benefits including medical care, housing fund, pension benefits, unemployment insurance and other welfare, which are government mandated defined contribution plans. The Company is required to accrue for these benefits based on certain percentages of the employees’ respective salaries, subject to certain ceilings, in accordance with the relevant PRC regulations, and make cash contributions to the state-sponsored plans out of the amounts accrued. Total expenses for the plans were $31,145, $29,100 and $56,097 for the years ended December 31, 2021, 2020 and 2019, respectively.

Value added taxes

Value added taxes

The Company is subject to value added tax (“VAT”). Revenue from provision of trucking services is generally subject to VAT at the rate of 9% starting in April 2019, at the rate of 10% starting in May 2018 to March 2019 or at the rate of 11% in April 2018 and prior. For international transportation service income, the application VAT tax rate is 0% starting from May 2016. The Company is entitled to a refund for VAT already paid on goods and services purchased. The VAT balance is recorded in tax payables on the audited consolidated balance sheets. Revenues are presented net of applicable VAT.

Income taxes

Income taxes

The Company accounts for income taxes in accordance with the laws of the relevant tax authorities. The charge for taxation is based on the results for the fiscal year as adjusted for items, which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred taxes are accounted for using the asset and liability method in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the consolidated financial statements and the corresponding tax basis used in the computation of assessable tax profit. In principle, deferred tax liabilities are recognized for all taxable temporary differences. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which deductible temporary differences can be utilized. Deferred tax is calculated using tax rates that are expected to apply to the period when the asset is realized, or the liability is settled. Deferred tax is charged or credited in the income statement, except when it is related to items credited or charged directly to equity, in which case the deferred tax is also dealt with in equity. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. No penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred.

Comprehensive (loss) income

Comprehensive (loss) income

Comprehensive (loss) income consists of two components, net (loss) income and other comprehensive (loss) income. Other comprehensive (loss) income refers to revenue, expenses, gains and losses that under GAAP are recorded as an element of shareholders’ equity but are excluded from net income. Other comprehensive (loss) income consists of a foreign currency translation adjustment resulting from the Company not using the U.S. dollar as its functional currencies.

Earnings per share

Earnings per share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share”. ASC 260 requires companies to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average ordinary shares outstanding for the period. Diluted EPS presents the dilutive effect on a per share basis of the potential ordinary shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. For the years ended December 31, 2021, 2020 and 2019, the diluted EPS was -0.06, 0.08 and 0.18, respectively.

Statutory Reserves

Statutory Reserves

Pursuant to the laws applicable to the PRC, PRC entities must make appropriations from after-tax profit to the non-distributable “statutory surplus reserve fund”. Subject to certain cumulative limits, the “statutory surplus reserve fund” requires annual appropriations of 10% of after-tax profit until the aggregated appropriations reach 50% of the registered capital (as determined under accounting principles generally accepted in the PRC (“PRC GAAP”) at each year-end). For foreign invested enterprises and joint ventures in the PRC, annual appropriations should be made to the “reserve fund”. For foreign invested enterprises, the annual appropriation for the “reserve fund” cannot be less than 10% of after-tax profits until the aggregated appropriations reach 50% of the registered capital (as determined under PRC GAAP at each year-end). If the Company has accumulated loss from prior periods, the Company is able to use the current period net income after tax to offset against the accumulate loss.

Commitments and Contingencies

Commitments and Contingencies

In the normal course of business, the Company is subject to contingencies, including legal proceedings and claims arising out of the business that relate to a wide range of matters, such as government investigations and tax matters. The Company recognizes a liability for such contingency if it determines it is probable that a loss has occurred, and a reasonable estimate of the loss can be made. The Company may consider many factors in making these assessments including historical and the specific facts and circumstances of each matter.

Segment Reporting

Segment Reporting

The Company’s chief operating decision maker (“CODM”) has been identified as its CEO, who reviews the consolidated results when making decisions about allocating resources and assessing performance of the Company as a whole and hence, the Company has only one reportable segment. The Company does not distinguish between markets or segments for the purpose of internal reporting. The Company’s long-lived assets are substantially all located in the PRC and all of the Company’s revenues are derived from the PRC.

Recent issued Accounting Pronouncements

Recent issued Accounting Pronouncements

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842), which supersedes the guidance in ASC Topic 840, Leases. ASU 2016-02 requires, among other changes to the lease accounting guidance, lessees to recognize most leases on-balance sheet via a right-of-use asset and lease liability, and additional qualitative and quantitative disclosures. In July 2018, ASU No. 2018-10, Codification Improvements to Topic 842, Leases, was issued to provide more detailed guidance and additional clarification for implementing ASU No. 2016-02. In July 2018, the FASB issued ASU No. 2018-11, Leases (Topic 842): Targeted Improvements, which provides an optional transition method in addition to the existing modified retrospective transition method by allowing a cumulative effect adjustment to the opening balance of retained earnings in the period of adoption. Furthermore, in June 2020, the FASB issued ASU No. 2020-05, Revenue from Contracts with Customers (Topic 606) and Leases (Topic 842): Effective Dates for Certain Entities, which defers the effective date of ASU No. 2016-02 for certain entities. This update is effective for the Group for annual reporting periods beginning after December 15, 2021 and interim periods within annual periods beginning after December 15, 2022. Early adoption is permitted. The Group does not plan to early adopt this guidance and is evaluating the impact of the new standard. Under the Jumpstart Our Business Startups Act of 2012, as amended (“the JOBS Act”), the Company meets the definition of an emerging growth company, or EGC, and has elected the extended transition period for complying with new or revised accounting standards, which delays the adoption of these accounting standards until they would apply to private companies. Consequently, financial information will not be updated and the disclosures required under the new standard will not be provided for dates and periods before January 1, 2022. The Company is currently evaluating the impact of the adoption of ASU 2016-02 on its consolidated financial statements and related disclosures.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments-Credit Losses (Topic 326), which requires entities to measure all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This replaces the existing incurred loss model and is applicable to the measurement of credit losses on financial assets measured at amortized cost. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. In November 2019, the FASB issued ASU 2019-10 which defers the effective date of ASU 2016-13 for SEC filers that are eligible to be smaller reporting companies, non-SEC filers, and all other companies to fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. The Company is currently evaluating the impact of the adoption of ASU 2016-13 on its consolidated financial statements and related disclosures.

Except for the above-mentioned pronouncements, there are no new recent issued accounting standards that will have material impact on the consolidated financial position, statements of operations and cash flows.

Concentrations of Risks

Concentrations of Risks

(a)	Foreign currency risk

A majority of the Company’s expense transactions are denominated in RMB and a significant portion of the Company and its subsidiaries’ assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). It is difficult to predict how market forces or PRC or U.S. government policy may impact the exchange rate between the RMB and the U.S. dollar in the future. The change in the value of the RMB relative to the U.S. dollar may affect the Company’s financial results reported in the U.S. dollar terms without giving effect to any underlying changes in the Company’s business or results of operations. Remittances in currencies other than RMB by the Company in China must be processed through the PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance.

As a result, the Company is exposed to foreign exchange risk as revenues and results of operations may be affected by fluctuations in the exchange rate between the U.S. dollar and RMB. If the RMB depreciates against the U.S. dollar, the value of RMB revenues, earnings and assets as expressed in U.S. dollar financial statements will decline. The Company has not entered into any hedging transactions in an effort to reduce its exposure to foreign exchange risk.

(b)	Concentration of Credit risk

Financial instruments that potentially subject the Company to a significant concentration of credit risk consist primarily of cash, cash equivalents and restricted cash. As of December 31, 2021, and 2020, substantially most of the Company’s cash were held by major financial institutions located in the PRC, which management believes are of high credit quality.

For the credit risk related to accounts receivable, the Company performs ongoing credit evaluations of its customers. The Company establishes an allowance for doubtful accounts based upon estimates, factors surrounding the credit risk of specific customers and other information. The allowance amounts were immaterial for all periods presented.

(c)	Customer concentration risk

For the year ended December 31, 2021, two customers accounted for 23.0% and 13.7% of the Company’s total revenues. For the year ended December 31, 2020, two customers accounted for 48.6% and 17.2% of the Company’s total revenues. For the year ended December 31, 2019, three customers accounted for 25.2%, 15.8% and 12.2% of the Company’s total revenues. No other customer accounts for more than 10% of the Company’s revenue for the years ended December 31, 2021, 2020 and 2019, respectively.

As of December 31, 2021, three customers accounted for 24.2%, 16.2% and 11.7% of the total balance of accounts receivable. As of December 31, 2020, two customers accounted for 54.3% and 10.2% of the total balance of accounts receivable. No other customer accounts for more than 10% of the Company’s accounts receivable as of December 31, 2021 and 2020, respectively.

(d)	Vendor concentration risk

For the year ended December 31, 2021, three subcontractors accounted for 33.4%, 18.8% and 10.3% of the Company’s total subcontracting costs. As of December 31, 2020, three subcontractors accounted for 39.6%, 26.1% and 17.6%. For the year ended December 31, 2019, four subcontractors accounted for 49.9%, 18.0%, 16.6% and 13.0% of the Company’s total subcontracting costs. No other subcontractor accounts for more than 10% of the Company’s total subcontracting costs for the years ended December 31, 2021, 2020 and 2019, respectively.

As of December 31, 2021, one subcontractor accounted for 18.4% of the total balance of accounts payable. As of December 31, 2020, three subcontractors accounted for 40.1%, 39.6% and 14.3% of the total balance of accounts payable. No other subcontractor accounts for more than 10% of the Company’s accounts payable as of December 31, 2021 and 2020, respectively.